Other Financial Liabilities	12 Months Ended
Mar. 31, 2020
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Other Financial Liabilities
(16) Other Financial Liabilities
Other financial liabilities as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Financial liabilities measured at amortized cost	¥64,800	¥67,427
Financial liabilities measured at fair value through profit or loss:
Derivatives	69,491	115,168
Lease liabilities	62,308	330,040

Total	¥196,599	¥512,635

Current liabilities	¥132,910	¥209,065
Non-current liabilities	63,689	303,570

Total	¥196,599	¥512,635